Company’s Operations (Details Narrative) ر.س in Thousands, R$ in Thousands, $ in Thousands			12 Months Ended
	Nov. 20, 2024 USD ($)	Nov. 20, 2024 BRL (R$)	Dec. 31, 2024 BRL (R$)	Mar. 14, 2025 BRL (R$)	Dec. 31, 2024 SAR (ر.س)
IfrsStatementLineItems [Line Items]
Cash equivalent amount			R$ 511,105		ر.س 316,200
Cash equivalent paid amount			R$ 349,466		ر.س 216,200
Transaction amount	$ 44,986	R$ 253,995
Annual capacity description			28,000 tons and the potential to expand to two additional lines.
Acqisition of capital stock			R$ 312,500
Events After The Reporting Period [Member]
IfrsStatementLineItems [Line Items]
Capital commitments				R$ 60,000
BRF [Member]
IfrsStatementLineItems [Line Items]
Ownership percentage			70.00%
Halal [Member]
IfrsStatementLineItems [Line Items]
Ownership percentage			30.00%